Stock-Based Compensation and Warrant Units - Summary of Value Appreciation Units Outstanding and Vested (Details) - shares	1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 24, 2022	Aug. 16, 2022	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Value Appreciation Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at beginning of period (in shares)	3,691,111	4,039,620	4,039,620	4,389,257	5,053,182
Granted (in shares)		0	0	0	0
Exercised (in shares)		(255,845)		0	0
Forfeited (in shares)		(92,664)		(349,637)	(663,925)
Balance at end of period (in shares)		3,691,111		4,039,620	4,389,257
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Converted to restricted stock units (in shares)	(3,691,111)
Balance at end of period (in shares)	0		0